Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 0	$ 335,556	[1]
Trade and other receivables	927,654	894,771
Inventoried supplies	17,962	23,964
Current taxes recoverable	11,996	23,637
Prepaid expenses	65,810	56,269
Assets held for sale	13,627	1,802
Current assets	1,037,049	1,335,999
Property and equipment	2,891,087	2,415,472
Right-of-use assets	536,748	425,630
Intangible assets	2,622,951	2,019,301
Investments	22,097	50,209
Other assets	22,188	16,394
Deferred tax assets	13,724	20,615
Non-current assets	6,108,795	4,947,621
Total assets	7,145,844	6,283,620
Liabilities
Bank indebtedness	6,777	0
Trade and other payables	639,190	671,936
Current taxes payable	8,989	2,442
Provisions	87,572	66,565
Other financial liabilities	15,220	23,420
Long-term debt	93,453	174,351
Lease liabilities	152,449	127,397
Current liabilities	1,003,650	1,066,111
Long-term debt	2,309,428	1,709,831
Lease liabilities	421,213	332,761
Employee benefits	70,456	53,231
Provisions	142,111	93,335
Other financial liabilities	4,466	3,699
Deferred tax liabilities	521,245	433,242
Non-current liabilities	3,468,919	2,626,099
Total liabilities	4,472,569	3,692,210
Equity
Share capital	1,135,500	1,107,290
Contributed surplus	30,971	37,684
Accumulated other comprehensive income	(331,903)	(200,539)
Retained earnings	1,838,707	1,646,975
Total equity	2,673,275	2,591,410
Total liabilities and equity	$ 7,145,844	$ 6,283,620

[1]	Recasted for presentation of $6,337 from Net cash used in financing activities to the Effect of movements in exchange rates on cash and cash equivalents.